Commitments and Contingent Liabilities (Schedule of Line of Credit Facilities) (Details) (USD $)	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012
Line of Credit Facility [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity	$ 880,900,000.0
Syndicated Credit Facility $850 Million [Member]
Line of Credit Facility [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity	850,000,000.0
Line of Credit Facility, Expiration Date	Dec. 31, 2015
Credit Facility Amount Utilized	67,600,000	[1]	402,900,000	[1]
Credit Facility Basis Of Fees	Senior unsecured long-term debt rating
Credit Facility 200 Million [Member]
Line of Credit Facility [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity	200,000,000.0
Line of Credit Facility, Expiration Date	Sep. 30, 2019
Credit Facility Amount Utilized	200,000,000	[1]	200,000,000	[1]
Credit Facility Basis Of Fees	Fixed
Credit Facility 120 Million [Member]
Line of Credit Facility [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity	120,000,000.0
Line of Credit Facility, Expiration Date	May 31, 2016
Credit Facility Amount Utilized	85,100,000	[1]	100,000,000	[1]
Credit Facility Basis Of Fees	Fixed
Credit Facility 270 Million [Member]
Line of Credit Facility [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity	270,000,000.0
Line of Credit Facility, Expiration Date	Nov. 30, 2017
Credit Facility Amount Utilized	270,000,000	[1]	0	[1]
Credit Facility Basis Of Fees	Fixed
Credit Facility 100 Million [Member]
Line of Credit Facility [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity	100,000,000.0
Line of Credit Facility, Expiration Date	Jun. 30, 2017
Credit Facility Amount Utilized	89,400,000	[1]	0	[1]
Credit Facility Basis Of Fees	Fixed
Credit Facility 58 Million [Member]
Line of Credit Facility [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity	58,400,000.0
Line of Credit Facility, Expiration Date	Nov. 30, 2014
Credit Facility Amount Utilized	58,400,000	[1]	0	[1]
Credit Facility Basis Of Fees	Fixed
Credit Facility 132 Million [Member]
Line of Credit Facility [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity	132,500,000.0
Line of Credit Facility, Expiration Date	Mar. 31, 2019
Credit Facility Amount Utilized	$ 132,500,000	[1]	$ 0	[1]
Credit Facility Basis Of Fees	Fixed

[1]	Represents issued but undrawn letters of credit. There was no cash borrowed for the periods presented.